1933 Act

Rule 497(j)

VIA EDGAR

October 26, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
Registration Statements on Form N-4

Registrant	1933 Act No.	1940 Act No.
Hartford Life Insurance Co Separate Account Three	333-136543	811-08584
Hartford Life & Annuity Insurance Co Separate Account Three	333-136545	811-08580
Hartford Life Insurance Co Separate Account Seven	333-136547	811-04972
Hartford Life & Annuity Insurance Co Separate Account Seven	333-136548	811-09295

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information do not differ from that contained in the Registrant’s most recent registration statement amendments filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at 860/843-8063.

Very truly yours,

/s/ Kathleen M. Brault
Kathleen M. Brault
Paralegal